Accrued Expenses and Other Payables	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

7. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of June 30, 2017 and September 30, 2016 consisted of:

	June 30, 2017	September 30, 2016
Accruals for consulting fee	$31,640	$23,100
Accruals for audit fee	19,000	15,000
Accruals for interest expense	9,500	-
Accruals for rental expense	42,990	-
Total accrued expenses and other payables	$103,130	$38,100
7. ACCOUNTS PAYABLE As of September 30, 2016 and September 30, 2015, the amount of Accounts Payable to LiteArt, Inc. was $18,370 and $0 respectively.